DEBT (Details)	May. 14, 2014 USD ($) renewal	Dec. 31, 2014 USD ($)
Long-term debt		$ 510,000,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		0
Long-term Debt, Maturities, Repayments of Principal in Year Two		0
Long-term Debt, Maturities, Repayments of Principal in Year Three		234,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Four		0
Long-term Debt, Maturities, Repayments of Principal in Year Five		275,100,000
Long-term Debt, Maturities, Repayments of Principal after Year Five		0
Long-term Debt and Capital Lease Obligations		510,000,000
Line of Credit [Member] | Revolving Credit Facility [Member]
Long-term debt		275,100,000
Line of Credit [Member] | Term Loan [Member]
Long-term debt		234,900,000
Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 275,000,000	$ 325,000,000
Debt Instrument, Renewal Term	1 year
Debt Instrument, Term	5 years
Line of Credit Facility, Available Increase In Borrowing Capacity	$ 275,000,000
Line of Credit Facility, Maximum Including Higher Borrowing Capacity Option	$ 600,000,000
Debt Instrument, Number Of Renewals | renewal	2
Debt Instrument, Covenant, Consolidated Interest Leverage Ratio, Minimum	2.50
Debt Instrument, Covenant, Leverage Ratio, Maximum	4.00
Debt Instrument, Covenant, Higher Consolidated Total Leverage Ratio Option	4.50
Debt Instrument, Face Amount, Covenant, Threshold For Higher Consolidated Total Leverage Ratio	$ 100,000,000
Debt Instrument, Covenant, Consolidated Senior Secured Leverage Ratio, Maximum	3.50
Line of Credit [Member] | Wells Fargo Bank [Member] | Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000,000
Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility, Swing Line Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000,000
Term Loan [Member] | Wells Fargo Bank [Member]
Debt Instrument, Term	3 years
Debt Instrument, Face Amount	$ 300,000,000
London Interbank Offered Rate (LIBOR) [Member] | Term Loan [Member] | Wells Fargo Bank [Member]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Minimum [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument, Covenant Compliance, Consolidated Total Leverage Ratio, Step-Up Increase	0.50
Minimum [Member] | Base Rate [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Maximum [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument, Covenant Compliance, Consolidated Total Leverage Ratio, Step-Up Increase	1.00
Maximum [Member] | Base Rate [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%